MEZZANINE EQUITY (Details Narrative) - shares		12 Months Ended
	Aug. 20, 2025	Dec. 31, 2025	Dec. 31, 2024
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues	3,000,000	3,000,000	0